Assets Held for Sale and Discontinued Operations (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2021
Goodwill impairment loss	$ 21,418,546	$ 21,418,546	$ 36,732,000
Discontinued Operations [Member]
Goodwill impairment loss		6,815,904
Cost bases of asset, written down		$ 571,245